Equity-Accounted Investees and Joint Business - BioDarou P.J.S. Co. (Details) € in Millions	Apr. 25, 2022 EUR (€)
BioDarour P.J.S. Co.
Equity-Accounted Investees and Joint Business
Percentage of ownership in joint venture	49.00%
Biotest AG
Equity-Accounted Investees and Joint Business
Percentage of interest acquired	70.18%
Consideration	€ 1,461